Profit Share Allocation	12 Months Ended
Dec. 31, 2019
Millburn Multi-Markets Trading L.P. [Member]
PROFIT SHARE ALLOCATION
4.	PROFIT SHARE ALLOCATION

The General Partner's profit share equal to between 0% and 30% of Trading Profits at the end of each year is charged to the limited partners' capital accounts. New Trading Profits include realized and unrealized trading profits (losses), interest income, brokerage fees, trading-related expenses and administrative expenses. For limited partners' withdrawals during the year, the profit share calculation shall be computed as though the withdrawal date was at year-end. Profit share attributable to interests redeemed during a year is tentatively credited to an account maintained for bookkeeping purposes called the New Profit Memo Account. Because limited partners may purchase their partnership interests at different times, they may recognize different amounts of Trading Profits. Each limited partner pays a profit share only on Trading Profits applicable to its partnership interest. Profit share will be determined based on the Trading Profits of each limited partners' investment in the Partnership as a whole rather than on the Trading Profits of each capital contribution made by a limited partner.

Any profit share charged is added to the General Partner's capital account to the extent that net taxable capital gains are allocated to the General Partner and the remainder, if any, of such profit share is added to the New Profit Memo Account. The General Partner may not make any withdrawal from the balance in the New Profit Memo Account. If, at the end of a subsequent year, net taxable gains are allocated to the General Partner in excess of such year's profit share, a corresponding amount is transferred from the New Profit Memo Account to the General Partner's capital account.

Profit share allocation for the years ended December 31, 2019 and 2018 were as follows:

	Profit Share
	2019	2018

US Feeder	$2,664,064	$1,075,724
Cayman Feeder	6,447,171	3,831,276
Other (1)	103,329	68,303
Total	$9,214,564	$4,975,303

(1)	Direct investors in the Partnership